Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Barclays Bank Group will consider past sales and expectations about future sales to establish if the business model is achieved.
For equity securities that are not held for trading, the Barclays Bank Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the de-recognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Barclays Bank Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

	Barclays Bank Group
	2022	2021
	£m	£m
Debt securities and other eligible bills	44,861	45,854
Equity securities	1	1
Loans and advances	222	53
Financial assets at fair value through other comprehensive income	45,084	45,908

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2022	2021
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,961	8,750
Loans and advances at amortised cost to customers	146,243	117,014
Debt securities at amortised cost	27,303	19,495
Total loans and advances at amortised cost	182,507	145,259

Deposits at amortised cost from banks	20,124	17,911
Deposits at amortised cost from customers	271,455	244,917
Total deposits at amortised cost	291,579	262,828